UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2022

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower S&P 500® Index Fund (Formerly Great-West S&P 500® Index Fund)
(Institutional Class and Investor Class)
Annual Report
December 31, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s sub-adviser is Irish Life Investment Managers Limited (“ILIM”)
Fund Performance
For the twelve-month period ended December 31, 2022, the Fund (Investor Class shares) returned -18.55%, relative to a -18.11% return for the S&P 500® Index, the Fund’s benchmark index.
ILIM Commentary
During the year, the S&P 500® Growth Index underperformed, falling -29.4% while the S&P 500® Value Index outperformed, declining only -5.3%. Growth stocks underperformed as bond yields rose significantly, undermining the discount value of future cash flows and earnings while several large cap technology stocks suffered from earnings disappointments.
Despite rising to new all-time highs in early January, the Fund’s benchmark index ended the year significantly lower. Inflation proved to be higher and more persistent than expected, rising to the highest levels in over 40 years. The outbreak of the greatest military conflict in Europe, since World War 2, exacerbated the existing underlying inflation pressures. The unexpected persistence of high inflation resulted in a major policy shift at the Federal Reserve (the “Fed”) with the most aggressive tightening of monetary policy in several decades through a combination of rising interest rates and balance sheet reduction.
Through the first half of the year, equities trended lower, negatively impacted by tighter monetary policy, the rise in bond yields which undermined the relative attractiveness of the asset class, concerns over the potential fallout on growth from the Russia/Ukraine war and ongoing lockdowns in China, which maintained its ‘zero tolerance’ Covid policy. All these contributed to falling business and consumer confidence and downward revisions to U.S. growth forecasts.
Equities did experience several rallies during the year, mainly due to speculation over a possible slowing in the pace of rate increases at the Fed and an early pause in the interest rate hiking cycle as U.S. inflation showed signs of peaking in late summer. Equity rallies faded, however, as the Fed pushed back against speculation over a possible dovish policy pivot and reasserted its determination to continue to raise interest rates and maintain a tight monetary stance until it was convinced inflation was under control and returning to its 2% target. Four consecutive 75 basis point (“bps”) increases in interest rates confirmed the Fed’s commitment to combating inflation and caused equities to fall to their low for the year in mid-October.
Equities rallied from mid-October through the end of November as the Fed finally indicated it would begin to slow the pace of rate increases to 50 bps in December as the aggressive tightening of policy to that point appeared to be contributing to an ongoing moderation of U.S. inflation which fell from a high of 9.1% year-over-year to 7.1% year-over-year at year-end.
Equities, however, declined again in December as the Fed indicated that monetary policy would remain restrictive for some time as it seeks to ensure inflation does not become embedded. Although it suggested that most of the policy tightening in this cycle had already occurred, it guided to a higher terminal interest rate compared to investor expectations. It also indicated that it does not intend to cut interest rates in 2023, in contrast to investor expectations for up to 50 bps of rate cuts in the second half of the year.

The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	-18.25%	9.28%	10.16%
Investor Class	-18.55%	8.88%	11.95%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2022 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	23.46%
Technology	21.66
Financial	15.67
Communications	10.84
Consumer, Cyclical	9.03
Industrial	8.45
Energy	5.43
Utilities	3.17
Basic Materials	2.22
Short Term Investments	0.07
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$1,022.44	$0.82
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82
Investor Class
Actual	$1,000.00	$1,020.28	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60
* Expenses are equal to the Fund's annualized expense ratio of 0.16% for the Institutional Class shares and 0.51% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.20%
24,573	Air Products & Chemicals Inc	$ 7,574,873
12,838	Albemarle Corp	2,784,049
11,499	Celanese Corp	1,175,658
22,334	CF Industries Holdings Inc	1,902,857
78,212	Dow Inc	3,941,103
55,264	DuPont de Nemours Inc	3,792,768
13,180	Eastman Chemical Co	1,073,379
27,784	Ecolab Inc	4,044,239
14,211	FMC Corp	1,773,533
158,377	Freeport-McMoRan Inc	6,018,326
28,618	International Flavors & Fragrances Inc	3,000,311
39,870	International Paper Co	1,380,698
54,996	Linde PLC	17,938,595
27,863	LyondellBasell Industries NV Class A	2,313,465
37,475	Mosaic Co	1,644,028
88,816	Newmont Corp	4,192,115
28,398	Nucor Corp	3,743,141
26,018	PPG Industries Inc	3,271,503
26,049	Sherwin-Williams Co	6,182,209
17,441	Steel Dynamics Inc	1,703,986
		79,450,836
Communications — 10.74%
664,454	Alphabet Inc Class A(a)	58,624,776
589,011	Alphabet Inc Class C(a)	52,262,946
987,330	Amazon.com Inc(a)	82,935,720
27,741	Arista Networks Inc(a)	3,366,370
791,920	AT&T Inc	14,579,247
4,316	Booking Holdings Inc(a)	8,697,948
15,135	CDW Corp	2,702,808
11,949	Charter Communications Inc Class A(a)	4,051,906
456,760	Cisco Systems Inc	21,760,046
479,898	Comcast Corp Class A	16,782,033
84,208	Corning Inc	2,689,604
25,092	DISH Network Corp Class A(a)	352,292
60,367	eBay Inc	2,503,420
13,981	Etsy Inc(a)	1,674,644
17,172	Expedia Group Inc(a)	1,504,267
6,416	F5 Inc(a)	920,760
4,275	FactSet Research Systems Inc	1,715,173
34,151	Fox Corp Class A	1,037,166
16,582	Fox Corp Class B	471,758
66,256	Gen Digital Inc	1,419,866
44,494	Interpublic Group of Cos Inc	1,482,095
37,373	Juniper Networks Inc	1,194,441
100,027	Lumen Technologies Inc	522,141
30,997	Match Group Inc(a)	1,286,066
250,149	Meta Platforms Inc Class A(a)	30,102,931
18,426	Motorola Solutions Inc	4,748,564
49,428	Netflix Inc(a)	14,575,329
41,806	News Corp Class A	760,869
12,161	News Corp Class B	224,249
Shares		Fair Value
Communications — (continued)
22,347	Omnicom Group Inc	$ 1,822,845
58,302	Paramount Global Class B(b)	984,138
66,434	T-Mobile US Inc(a)	9,300,760
10,261	VeriSign Inc(a)	2,108,020
467,201	Verizon Communications Inc	18,407,719
202,803	Walt Disney Co(a)	17,619,525
247,208	Warner Bros Discovery Inc(a)	2,343,532
		387,535,974
Consumer, Cyclical — 8.95%
6,694	Advance Auto Parts Inc	984,219
13,521	Alaska Air Group Inc(a)	580,592
75,184	American Airlines Group Inc(a)	956,340
29,784	Aptiv PLC(a)	2,773,784
2,112	AutoZone Inc(a)	5,208,572
24,959	Bath & Body Works Inc	1,051,772
22,098	Best Buy Co Inc	1,772,480
25,415	BorgWarner Inc	1,022,954
22,810	Caesars Entertainment Inc(a)	948,896
16,783	CarMax Inc(a)	1,021,917
114,652	Carnival Corp(a)	924,095
3,108	Chipotle Mexican Grill Inc(a)	4,312,319
47,364	Copart Inc(a)	2,883,994
49,236	Costco Wholesale Corp	22,476,234
15,627	Cummins Inc	3,786,266
13,481	Darden Restaurants Inc	1,864,827
70,787	Delta Air Lines Inc(a)	2,326,061
25,093	Dollar General Corp	6,179,151
23,622	Dollar Tree Inc(a)	3,341,096
3,857	Domino's Pizza Inc	1,336,065
34,684	DR Horton Inc	3,091,732
63,055	Fastenal Co	2,983,763
443,124	Ford Motor Co	5,153,532
158,042	General Motors Co	5,316,533
15,922	Genuine Parts Co	2,762,626
15,242	Hasbro Inc	929,914
29,908	Hilton Worldwide Holdings Inc	3,779,175
113,882	Home Depot Inc	35,970,768
35,976	Las Vegas Sands Corp(a)	1,729,366
28,414	Lennar Corp Class A	2,571,467
15,590	Live Nation Entertainment Inc(a)	1,087,247
27,597	LKQ Corp	1,473,956
69,048	Lowe's Cos Inc	13,757,123
29,930	Marriott International Inc Class A	4,456,278
81,477	McDonald's Corp	21,471,634
36,511	MGM Resorts International	1,224,214
39,872	Newell Brands Inc	521,526
140,132	NIKE Inc Class B	16,396,845
47,126	Norwegian Cruise Line Holdings Ltd(a)(b)	576,822
335	NVR Inc(a)	1,545,214
6,962	O'Reilly Automotive Inc(a)	5,876,137
38,346	PACCAR Inc	3,795,104
4,230	Pool Corp	1,278,856

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Consumer, Cyclical — (continued)
24,791	PulteGroup Inc	$ 1,128,734
4,214	Ralph Lauren Corp	445,293
38,968	Ross Stores Inc	4,523,016
25,234	Royal Caribbean Cruises Ltd(a)	1,247,317
65,425	Southwest Airlines Co(a)	2,202,860
127,384	Starbucks Corp	12,636,493
25,580	Tapestry Inc	974,086
51,186	Target Corp	7,628,761
298,051	Tesla Inc(a)	36,713,922
129,160	TJX Cos Inc	10,281,136
12,094	Tractor Supply Co	2,720,787
5,698	Ulta Beauty Inc(a)	2,672,761
37,566	United Airlines Holdings Inc(a)	1,416,238
37,539	VF Corp	1,036,452
78,975	Walgreens Boots Alliance Inc	2,950,506
157,009	Walmart Inc	22,262,306
5,766	Whirlpool Corp	815,658
5,067	WW Grainger Inc	2,818,519
11,102	Wynn Resorts Ltd(a)	915,582
31,088	Yum! Brands Inc	3,981,751
		322,873,644
Consumer, Non-Cyclical — 23.24%
193,959	Abbott Laboratories	21,294,759
196,731	AbbVie Inc	31,793,697
8,079	Align Technology Inc(a)	1,703,861
199,337	Altria Group Inc	9,111,694
17,412	AmerisourceBergen Corp	2,885,343
59,356	Amgen Inc	15,589,260
61,109	Archer-Daniels-Midland Co	5,673,971
46,094	Automatic Data Processing Inc	11,010,013
9,179	Avery Dennison Corp	1,661,399
56,561	Baxter International Inc	2,882,914
31,915	Becton Dickinson & Co	8,115,985
16,133	Biogen Inc(a)	4,467,550
2,276	Bio-Rad Laboratories Inc Class A(a)	957,035
17,748	Bio-Techne Corp	1,470,954
160,204	Boston Scientific Corp(a)	7,412,639
236,520	Bristol-Myers Squibb Co	17,017,614
21,044	Brown-Forman Corp Class B	1,382,170
21,512	Campbell Soup Co	1,220,806
29,131	Cardinal Health Inc	2,239,300
19,968	Catalent Inc(a)	898,760
62,992	Centene Corp(a)	5,165,974
5,810	Charles River Laboratories International Inc(a)	1,265,999
26,839	Church & Dwight Co Inc	2,163,492
34,144	Cigna Corp	11,313,273
9,625	Cintas Corp	4,346,842
13,727	Clorox Co	1,926,310
432,964	Coca-Cola Co	27,540,840
92,467	Colgate-Palmolive Co	7,285,475
53,998	Conagra Brands Inc	2,089,723
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
18,070	Constellation Brands Inc Class A	$ 4,187,722
5,575	Cooper Cos Inc	1,843,485
79,352	Corteva Inc	4,664,311
44,144	CoStar Group Inc(a)	3,411,448
145,849	CVS Health Corp	13,591,668
72,880	Danaher Corp	19,343,810
5,903	DaVita Inc(a)	440,777
22,522	DENTSPLY SIRONA Inc	717,100
42,687	Dexcom Inc(a)	4,833,876
68,206	Edwards Lifesciences Corp(a)	5,088,850
26,567	Elevance Health Inc	13,628,074
87,731	Eli Lilly & Co	32,095,509
13,507	Equifax Inc	2,625,221
25,573	Estee Lauder Cos Inc Class A	6,344,917
7,994	FleetCor Technologies Inc(a)	1,468,338
8,799	Gartner Inc(a)	2,957,696
65,648	General Mills Inc	5,504,585
139,085	Gilead Sciences Inc	11,940,447
29,972	Global Payments Inc	2,976,819
23,587	HCA Healthcare Inc	5,659,937
14,906	Henry Schein Inc(a)	1,190,542
16,535	Hershey Co	3,829,010
28,337	Hologic Inc(a)	2,119,891
32,206	Hormel Foods Corp	1,466,983
14,084	Humana Inc	7,213,684
9,190	IDEXX Laboratories Inc(a)	3,749,152
17,551	Illumina Inc(a)	3,548,812
19,953	Incyte Corp(a)	1,602,625
39,311	Intuitive Surgical Inc(a)	10,431,174
20,620	IQVIA Holdings Inc(a)	4,224,832
11,758	J M Smucker Co	1,863,173
290,843	Johnson & Johnson	51,377,416
28,559	Kellogg Co	2,034,543
94,525	Keurig Dr Pepper Inc	3,370,761
37,475	Kimberly-Clark Corp	5,087,231
87,558	Kraft Heinz Co	3,564,486
73,502	Kroger Co	3,276,719
10,002	Laboratory Corp of America Holdings	2,355,271
15,571	Lamb Weston Holdings Inc	1,391,425
4,355	MarketAxess Holdings Inc	1,214,566
27,421	McCormick & Co Inc	2,272,927
15,771	McKesson Corp	5,916,018
147,498	Medtronic PLC	11,463,545
282,045	Merck & Co Inc	31,292,893
36,754	Moderna Inc(a)	6,601,753
6,596	Molina Healthcare Inc(a)	2,178,131
21,641	Molson Coors Beverage Co Class B	1,114,944
151,915	Mondelez International Inc Class A	10,125,135
42,060	Monster Beverage Corp(a)	4,270,352
17,512	Moody's Corp	4,879,193
26,549	Organon & Co	741,514
126,821	PayPal Holdings Inc(a)	9,032,192
153,261	PepsiCo Inc	27,688,132
14,124	PerkinElmer Inc	1,980,467

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
624,442	Pfizer Inc	$ 31,996,408
172,450	Philip Morris International Inc	17,453,664
263,613	Procter & Gamble Co	39,953,186
15,844	Quanta Services Inc	2,257,770
12,670	Quest Diagnostics Inc	1,982,095
11,904	Regeneron Pharmaceuticals Inc(a)	8,588,617
16,385	ResMed Inc	3,410,210
12,618	Robert Half International Inc	931,587
26,637	Rollins Inc	973,316
37,044	S&P Global Inc	12,407,517
11,182	STERIS PLC	2,065,205
37,263	Stryker Corp	9,110,431
56,891	Sysco Corp	4,349,317
5,052	Teleflex Inc	1,261,131
43,630	Thermo Fisher Scientific Inc	24,026,605
32,004	Tyson Foods Inc Class A	1,992,249
7,711	United Rentals Inc(a)	2,740,644
103,940	UnitedHealth Group Inc	55,106,909
7,138	Universal Health Services Inc Class B	1,005,673
17,610	Verisk Analytics Inc	3,106,756
28,698	Vertex Pharmaceuticals Inc(a)	8,287,408
130,435	Viatris Inc	1,451,742
6,535	Waters Corp(a)	2,238,760
8,209	West Pharmaceutical Services Inc	1,931,988
23,097	Zimmer Biomet Holdings Inc	2,944,867
51,764	Zoetis Inc	7,586,014
		838,841,803
Energy — 5.38%
35,765	APA Corp	1,669,510
111,406	Baker Hughes Co	3,289,819
197,895	Chevron Corp	35,520,174
138,616	ConocoPhillips	16,356,688
86,868	Coterra Energy Inc	2,134,347
72,912	Devon Energy Corp	4,484,817
19,892	Diamondback Energy Inc	2,720,828
15,265	Enphase Energy Inc(a)	4,044,614
65,581	EOG Resources Inc	8,494,051
40,474	EQT Corp	1,369,235
458,131	Exxon Mobil Corp	50,531,849
11,243	First Solar Inc(a)	1,684,089
101,491	Halliburton Co	3,993,671
30,867	Hess Corp	4,377,558
222,600	Kinder Morgan Inc	4,024,608
70,646	Marathon Oil Corp	1,912,387
52,135	Marathon Petroleum Corp	6,067,993
80,889	Occidental Petroleum Corp	5,095,198
49,191	ONEOK Inc	3,231,849
52,578	Phillips 66	5,472,318
26,292	Pioneer Natural Resources Co	6,004,830
158,392	Schlumberger Ltd NV	8,467,636
6,101	SolarEdge Technologies Inc(a)	1,728,230
Shares		Fair Value
Energy — (continued)
23,674	Targa Resources Corp	$ 1,740,039
42,887	Valero Energy Corp	5,440,645
136,525	Williams Cos Inc	4,491,673
		194,348,656
Financial — 15.52%
62,944	Aflac Inc	4,528,191
16,583	Alexandria Real Estate Equities Inc REIT	2,415,646
29,502	Allstate Corp	4,000,471
66,430	American Express Co	9,815,033
82,651	American International Group Inc	5,226,849
51,627	American Tower Corp REIT	10,937,696
11,838	Ameriprise Financial Inc	3,685,998
23,010	Aon PLC Class A	6,906,221
38,813	Arch Capital Group Ltd(a)	2,436,680
23,397	Arthur J Gallagher & Co	4,411,270
6,022	Assurant Inc	753,111
15,812	AvalonBay Communities Inc REIT	2,553,954
776,422	Bank of America Corp	25,715,097
82,144	Bank of New York Mellon Corp	3,739,195
200,428	Berkshire Hathaway Inc Class B(a)	61,912,209
16,708	BlackRock Inc	11,839,790
16,534	Boston Properties Inc REIT	1,117,368
26,277	Brown & Brown Inc	1,497,001
11,763	Camden Property Trust REIT	1,316,044
42,951	Capital One Financial Corp	3,992,725
11,519	Cboe Global Markets Inc	1,445,289
35,147	CBRE Group Inc Class A(a)	2,704,913
169,681	Charles Schwab Corp	14,127,640
46,171	Chubb Ltd	10,185,322
17,823	Cincinnati Financial Corp	1,824,897
214,495	Citigroup Inc	9,701,609
55,837	Citizens Financial Group Inc	2,198,303
40,223	CME Group Inc	6,763,900
15,219	Comerica Inc	1,017,390
48,459	Crown Castle Inc REIT	6,572,979
32,163	Digital Realty Trust Inc REIT	3,224,984
29,954	Discover Financial Services	2,930,400
10,209	Equinix Inc REIT	6,687,201
37,404	Equity Residential REIT	2,206,836
7,292	Essex Property Trust Inc REIT	1,545,321
4,504	Everest Re Group Ltd	1,492,040
14,904	Extra Space Storage Inc REIT	2,193,571
8,208	Federal Realty Investment Trust REIT	829,336
76,076	Fifth Third Bancorp	2,496,054
20,447	First Republic Bank	2,492,285
33,446	Franklin Resources Inc(b)	882,305
9,680	Globe Life Inc	1,166,924
37,670	Goldman Sachs Group Inc	12,935,125
35,912	Hartford Financial Services Group Inc	2,723,207

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Financial — (continued)
61,407	Healthpeak Properties Inc REIT	$ 1,539,473
80,480	Host Hotels & Resorts Inc REIT	1,291,704
163,681	Huntington Bancshares Inc	2,307,902
61,850	Intercontinental Exchange Inc	6,345,191
49,632	Invesco Ltd	892,880
63,844	Invitation Homes Inc REIT	1,892,336
32,856	Iron Mountain Inc REIT	1,637,872
326,298	JPMorgan Chase & Co	43,756,562
105,118	KeyCorp	1,831,156
69,361	Kimco Realty Corp REIT	1,469,066
18,272	Lincoln National Corp	561,316
21,229	Loews Corp	1,238,288
19,064	M&T Bank Corp	2,765,424
55,177	Marsh & McLennan Cos Inc	9,130,690
94,432	Mastercard Inc Class A	32,836,839
73,316	MetLife Inc	5,305,879
12,723	Mid-America Apartment Communities Inc REIT	1,997,384
146,649	Morgan Stanley	12,468,098
37,698	Nasdaq Inc	2,312,772
23,525	Northern Trust Corp	2,081,727
44,867	PNC Financial Services Group Inc	7,086,294
25,819	Principal Financial Group Inc	2,166,730
65,454	Progressive Corp	8,490,038
102,437	Prologis Inc REIT	11,547,723
40,631	Prudential Financial Inc	4,041,159
17,441	Public Storage REIT	4,886,794
21,414	Raymond James Financial Inc	2,288,086
69,109	Realty Income Corp REIT	4,383,584
17,794	Regency Centers Corp REIT	1,112,125
102,066	Regions Financial Corp	2,200,543
12,072	SBA Communications Corp REIT	3,383,902
7,295	Signature Bank	840,530
36,632	Simon Property Group Inc REIT	4,303,527
40,455	State Street Corp	3,138,094
6,748	SVB Financial Group(a)	1,552,985
50,120	Synchrony Financial	1,646,943
24,869	T Rowe Price Group Inc	2,712,213
26,070	Travelers Cos Inc	4,887,864
146,470	Truist Financial Corp	6,302,604
35,024	UDR Inc REIT	1,356,480
151,357	US Bancorp	6,600,679
43,994	Ventas Inc REIT	1,981,930
107,774	VICI Properties Inc REIT	3,491,878
181,884	Visa Inc Class A	37,788,220
16,524	Vornado Realty Trust REIT	343,864
22,614	W R Berkley Corp	1,641,098
424,458	Wells Fargo & Co	17,525,871
51,853	Welltower Inc REIT	3,398,964
82,305	Weyerhaeuser Co REIT	2,551,455
12,016	Willis Towers Watson PLC	2,938,873
Shares		Fair Value
Financial — (continued)
16,629	Zions Bancorp NA	$ 817,482
		560,219,471
Industrial — 8.37%
61,142	3M Co	7,332,149
14,313	A O Smith Corp	819,276
32,932	Agilent Technologies Inc	4,928,274
9,378	Allegion PLC	987,128
169,660	Amcor PLC	2,020,651
25,430	AMETEK Inc	3,553,080
66,564	Amphenol Corp Class A	5,068,183
35,885	Ball Corp	1,835,159
62,464	Boeing Co(a)	11,898,767
93,901	Carrier Global Corp	3,873,416
57,891	Caterpillar Inc	13,868,368
13,625	CH Robinson Worldwide Inc	1,247,505
233,878	CSX Corp	7,245,540
30,553	Deere & Co	13,099,904
15,613	Dover Corp	2,114,156
44,019	Eaton Corp PLC	6,908,782
65,717	Emerson Electric Co	6,312,775
17,702	Expeditors International of Washington Inc	1,839,592
26,431	FedEx Corp	4,577,849
39,795	Fortive Corp	2,556,829
17,207	Garmin Ltd	1,588,034
7,220	Generac Holdings Inc(a)	726,765
25,044	General Dynamics Corp	6,213,667
121,504	General Electric Co	10,180,820
74,791	Honeywell International Inc	16,027,711
40,135	Howmet Aerospace Inc	1,581,720
4,608	Huntington Ingalls Industries Inc	1,062,973
8,239	IDEX Corp	1,881,211
30,968	Illinois Tool Works Inc	6,822,250
45,858	Ingersoll Rand Inc	2,396,081
13,852	Jacobs Solutions Inc	1,663,210
9,417	JB Hunt Transport Services Inc	1,641,948
76,755	Johnson Controls International PLC	4,912,320
20,129	Keysight Technologies Inc(a)	3,443,468
21,404	L3Harris Technologies Inc	4,456,527
25,946	Lockheed Martin Corp	12,622,470
6,900	Martin Marietta Materials Inc	2,331,993
25,279	Masco Corp	1,179,771
2,460	Mettler-Toledo International Inc(a)	3,555,807
5,886	Mohawk Industries Inc(a)	601,667
6,113	Nordson Corp	1,453,182
25,755	Norfolk Southern Corp	6,346,547
16,095	Northrop Grumman Corp	8,781,593
9,944	Old Dominion Freight Line Inc	2,821,908
46,573	Otis Worldwide Corp	3,647,132
10,129	Packaging Corp of America	1,295,600
14,365	Parker-Hannifin Corp	4,180,215
17,505	Pentair PLC	787,375

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Industrial — (continued)
163,535	Raytheon Technologies Corp	$ 16,503,952
22,966	Republic Services Inc	2,962,384
12,785	Rockwell Automation Inc	3,293,032
16,036	Sealed Air Corp	799,876
5,778	Snap-on Inc	1,320,215
16,856	Stanley Black & Decker Inc	1,266,223
35,470	TE Connectivity Ltd	4,071,956
5,195	Teledyne Technologies Inc(a)	2,077,533
23,406	Textron Inc	1,657,145
25,345	Trane Technologies PLC	4,260,241
5,751	TransDigm Group Inc	3,621,117
28,089	Trimble Inc(a)	1,420,180
68,393	Union Pacific Corp	14,162,139
81,188	United Parcel Service Inc Class B	14,113,722
14,998	Vulcan Materials Co	2,626,300
41,554	Waste Management Inc	6,518,992
20,413	Westinghouse Air Brake Technologies Corp	2,037,422
27,619	Westrock Co	971,084
19,872	Xylem Inc	2,197,247
		302,172,108
Technology — 21.46%
70,091	Accenture PLC Class A	18,703,082
79,665	Activision Blizzard Inc	6,098,356
51,716	Adobe Inc(a)	17,403,986
179,172	Advanced Micro Devices Inc(a)	11,604,970
16,916	Akamai Technologies Inc(a)	1,426,019
57,216	Analog Devices Inc	9,385,141
9,633	ANSYS Inc(a)	2,327,236
1,663,486	Apple Inc	216,136,736
95,703	Applied Materials Inc	9,319,558
23,793	Autodesk Inc(a)	4,446,198
45,010	Broadcom Inc	25,166,441
13,026	Broadridge Financial Solutions Inc	1,747,177
30,648	Cadence Design Systems Inc(a)	4,923,295
17,128	Ceridian HCM Holding Inc(a)	1,098,761
56,600	Cognizant Technology Solutions Corp Class A	3,236,954
26,057	DXC Technology Co(a)	690,511
29,559	Electronic Arts Inc	3,611,519
6,362	EPAM Systems Inc(a)	2,085,082
66,009	Fidelity National Information Services Inc	4,478,711
70,239	Fiserv Inc(a)	7,099,056
72,132	Fortinet Inc(a)	3,526,533
140,493	Hewlett Packard Enterprise Co	2,242,268
98,090	HP Inc	2,635,678
459,478	Intel Corp	12,144,004
100,365	International Business Machines Corp	14,140,425
31,310	Intuit Inc	12,186,478
8,257	Jack Henry & Associates Inc	1,449,599
15,868	KLA Corp	5,982,712
Shares		Fair Value
Technology — (continued)
15,251	Lam Research Corp	$ 6,409,995
14,809	Leidos Holdings Inc	1,557,759
60,711	Microchip Technology Inc	4,264,948
120,862	Micron Technology Inc	6,040,683
829,257	Microsoft Corp	198,872,414
4,852	Monolithic Power Systems Inc	1,715,716
8,923	MSCI Inc	4,150,712
23,624	NetApp Inc	1,418,857
276,996	NVIDIA Corp	40,480,195
28,773	NXP Semiconductors NV	4,546,997
47,779	ON Semiconductor Corp(a)	2,979,976
169,983	Oracle Corp	13,894,410
35,908	Paychex Inc	4,149,529
5,388	Paycom Software Inc(a)	1,671,950
11,835	PTC Inc(a)	1,420,673
11,496	Qorvo Inc(a)	1,041,997
124,704	QUALCOMM Inc	13,709,958
11,734	Roper Technologies Inc	5,070,144
111,344	Salesforce Inc(a)	14,763,101
21,501	Seagate Technology Holdings PLC	1,131,168
22,348	ServiceNow Inc(a)	8,677,058
18,229	Skyworks Solutions Inc	1,661,209
16,931	Synopsys Inc(a)	5,405,899
17,807	Take-Two Interactive Software Inc(a)	1,854,243
17,064	Teradyne Inc	1,490,540
100,962	Texas Instruments Inc	16,680,942
4,667	Tyler Technologies Inc(a)	1,504,687
35,127	Western Digital Corp(a)	1,108,257
5,634	Zebra Technologies Corp Class A(a)	1,444,614
		774,415,117
Utilities — 3.14%
72,580	AES Corp	2,087,401
27,043	Alliant Energy Corp	1,493,044
28,355	Ameren Corp	2,521,327
56,766	American Electric Power Co Inc	5,389,932
19,968	American Water Works Co Inc	3,043,523
15,753	Atmos Energy Corp	1,765,439
71,166	CenterPoint Energy Inc	2,134,268
32,189	CMS Energy Corp	2,038,529
39,476	Consolidated Edison Inc	3,762,458
36,358	Constellation Energy Corp	3,134,423
93,070	Dominion Energy Inc	5,707,052
21,287	DTE Energy Co	2,501,861
85,181	Duke Energy Corp	8,772,791
41,841	Edison International	2,661,924
22,256	Entergy Corp	2,503,800
24,772	Evergy Inc	1,558,902
39,039	Eversource Energy	3,273,030
111,263	Exelon Corp	4,809,900
61,047	FirstEnergy Corp	2,560,311
219,867	NextEra Energy Inc	18,380,881

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Utilities — (continued)
44,701	NiSource Inc	$ 1,225,701
26,836	NRG Energy Inc	853,922
177,705	PG&E Corp(a)	2,889,483
12,129	Pinnacle West Capital Corp	922,289
82,815	PPL Corp	2,419,854
54,973	Public Service Enterprise Group Inc	3,368,196
35,172	Sempra Energy	5,435,481
118,954	Southern Co	8,494,505
34,642	WEC Energy Group Inc	3,248,034
60,876	Xcel Energy Inc	4,268,016
		113,226,277
TOTAL COMMON STOCK — 99.00% (Cost $2,396,429,025)		$3,573,083,886
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.07%
$607,587	Undivided interest of 0.56% in a repurchase agreement (principal amount/value $108,937,825 with a maturity value of $108,989,873) with Bank of America Securities Inc, 4.30%, dated 12/31/22 to be repurchased at $607,587 on 1/3/23 collateralized by Federal National Mortgage Association securities, 1.50% - 6.50%, 5/1/37 - 5/1/58, with a value of $111,116,581.(c)	607,587
607,587	Undivided interest of 0.56% in a repurchase agreement (principal amount/value $109,701,194 with a maturity value of $109,753,607) with RBC Capital Markets Corp, 4.30%, dated 12/31/22 to be repurchased at $607,587 on 1/3/23 collateralized by various U.S. Government Agency securities, 2.00% - 6.00%, 9/1/24 - 10/20/52, with a value of $111,895,218.(c)	607,587
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 607,587	Undivided interest of 0.74% in a repurchase agreement (principal amount/value $81,850,151 with a maturity value of $81,889,257) with Credit Agricole Securities (USA) Inc, 4.30%, dated 12/31/22 to be repurchased at $607,587 on 1/3/23 collateralized by Government National Mortgage Association securities, 3.00% - 4.00%, 11/20/48 - 8/20/52, with a value of $83,487,154.(c)	$ 607,587
607,587	Undivided interest of 0.86% in a repurchase agreement (principal amount/value $70,517,679 with a maturity value of $70,551,371) with Citigroup Global Markets Inc, 4.30%, dated 12/31/22 to be repurchased at $607,587 on 1/3/23 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 5.50%, 8/28/23 - 12/1/52, with a value of $71,928,033.(c)	607,587
70,679	Undivided interest of 4.08% in a repurchase agreement (principal amount/value $1,735,883 with a maturity value of $1,736,707) with TD Securities (USA) Inc, 4.27%, dated 12/31/22 to be repurchased at $70,679 on 1/3/23 collateralized by U.S. Treasury securities, 0.38% - 1.88%, 10/31/23 - 7/31/26, with a value of $1,770,601.(c)	70,679
TOTAL SHORT TERM INVESTMENTS — 0.07% (Cost $2,501,027)		$ 2,501,027
TOTAL INVESTMENTS — 99.07% (Cost $2,398,930,052)		$3,575,584,913
OTHER ASSETS & LIABILITIES, NET — 0.93%		$ 33,569,613
TOTAL NET ASSETS — 100.00%		$3,609,154,526

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2022
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2022.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At December 31, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	216	USD	41,698,800	March 2023	$17,112
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2022
Empower S&P 500® Index Fund
ASSETS:
Investments in securities, fair value (including $2,418,793 of securities on loan)(a)	$3,573,083,886
Repurchase agreements, fair value(b)	2,501,027
Cash	32,921,007
Cash pledged on futures contracts	8,200,821
Dividends receivable	3,132,743
Subscriptions receivable	4,174,791
Total Assets	3,624,014,275
LIABILITIES:
Payable for director fees	8,131
Payable for other accrued fees	118,616
Payable for shareholder services fees	813,968
Payable to investment adviser	463,625
Payable upon return of securities loaned	2,501,027
Redemptions payable	10,838,282
Variation margin on futures contracts	116,100
Total Liabilities	14,859,749
NET ASSETS	$3,609,154,526
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$23,155,690
Paid-in capital in excess of par	2,395,610,639
Undistributed/accumulated earnings	1,190,388,197
NET ASSETS	$3,609,154,526
NET ASSETS BY CLASS
Investor Class	$2,628,211,279
Institutional Class	$980,943,247
CAPITAL STOCK:
Authorized
Investor Class	500,000,000
Institutional Class	550,000,000
Issued and Outstanding
Investor Class	102,627,516
Institutional Class	128,929,383
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$25.61
Institutional Class	$7.61
(a) Cost of investments	$2,396,429,025
(b) Cost of repurchase agreements	$2,501,027
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2022
Empower S&P 500® Index Fund
INVESTMENT INCOME:
Income from securities lending	$28,679
Dividends	62,401,716
Foreign withholding tax	(14,429)
Total Income	62,415,966
EXPENSES:
Management fees	5,533,131
Shareholder services fees – Investor Class	9,722,347
Shareholder services fees – Class L(a)	2,493
Audit and tax fees	33,696
Custodian fees	58,574
Directors fees	34,039
Distribution fees – Class L(a)	1,764
Legal fees	10,174
Pricing fees	1,178
Registration fees	243,352
Shareholder report fees	61,222
Transfer agent fees	11,071
Other fees	20,924
Total Expenses	15,733,965
Less amount waived by investment adviser	1,186
Net Expenses	15,732,779
NET INVESTMENT INCOME	46,683,187
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	71,138,111
Net realized loss on futures contracts	(6,098,218)
Net Realized Gain	65,039,893
Net change in unrealized depreciation on investments	(900,071,118)
Net change in unrealized depreciation on futures contracts	(1,335,968)
Net Change in Unrealized Depreciation	(901,407,086)
Net Realized and Unrealized Loss	(836,367,193)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(789,684,006)
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower S&P 500® Index Fund	2022	2021
OPERATIONS:
Net investment income	$46,683,187	$33,622,507
Net realized gain	65,039,893	178,901,467
Net change in unrealized appreciation (depreciation)	(901,407,086)	620,063,452
Net Increase (Decrease) in Net Assets Resulting from Operations	(789,684,006)	832,587,426
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(32,695,000)	(126,845,573)
Class L(a)	-	(157,002)
Institutional Class	(61,864,922)	(195,213,453)
From Net Investment Income and Net Realized Gains	(94,559,922)	(322,216,028)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	984,664,498	1,520,310,190
Class L(a)	44,394	424,218
Institutional Class	200,265,417	163,191,968
Shares issued in reinvestment of distributions
Investor Class	32,695,000	126,845,573
Class L(a)	-	157,002
Institutional Class	61,864,922	195,213,453
Shares redeemed
Investor Class	(865,087,460)	(668,037,156)
Class L(a)	(2,251,562)	(179,535)
Institutional Class	(198,953,307)	(413,389,432)
Net Increase in Net Assets Resulting from Capital Share Transactions	213,241,902	924,536,281
Total Increase (Decrease) in Net Assets	(671,002,026)	1,434,907,679
NET ASSETS:
Beginning of year	4,280,156,552	2,845,248,873
End of year	$3,609,154,526	$4,280,156,552
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	36,000,789	50,415,677
Class L(a)	2,053	19,617
Institutional Class	23,573,090	16,178,537
Shares issued in reinvestment of distributions
Investor Class	1,287,431	4,011,970
Class L(a)	-	6,911
Institutional Class	8,118,985	19,276,283
Shares redeemed
Investor Class	(31,530,782)	(22,701,018)
Class L(a)	(109,671)	(8,655)
Institutional Class	(23,005,872)	(40,693,697)
Net Increase	14,336,023	26,505,625
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2022	$31.84	0.31	(6.22)	(5.91)	(0.10)	(0.22)	(0.32)	$25.61	(18.55%)
12/31/2021	$26.10	0.26	7.06	7.32	(0.11)	(1.47)	(1.58)	$31.84	28.20%
12/31/2020	$24.05	0.32	3.88	4.20	(0.18)	(1.97)	(2.15)	$26.10	17.77%
12/31/2019	$19.33	0.34	5.61	5.95	(0.16)	(1.07)	(1.23)	$24.05	30.84%
12/31/2018	$22.46	0.33	(1.41)	(1.08)	(0.18)	(1.87)	(2.05)	$19.33	(4.89%)
Institutional Class
12/31/2022	$ 9.93	0.12	(1.94)	(1.82)	(0.28)	(0.22)	(0.50)	$ 7.61	(18.25%)
12/31/2021	$ 9.11	0.13	2.43	2.56	(0.27)	(1.47)	(1.74)	$ 9.93	28.66%
12/31/2020	$ 9.72	0.16	1.53	1.69	(0.33)	(1.97)	(2.30)	$ 9.11	18.27%
12/31/2019	$ 8.48	0.18	2.45	2.63	(0.32)	(1.07)	(1.39)	$ 9.72	31.18%
12/31/2018	$11.17	0.20	(0.69)	(0.49)	(0.33)	(1.87)	(2.20)	$ 8.48	(4.50%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2022	$2,628,211	0.51%	0.51%	1.14%	4%
12/31/2021	$3,083,911	0.51%	0.51%	0.88%	9%
12/31/2020	$1,700,372	0.52%	0.52%	1.31%	4%
12/31/2019	$1,455,201	0.52%	0.52%	1.50%	4%
12/31/2018	$1,382,201	0.51%	0.51%	1.44%	4%
Institutional Class
12/31/2022	$ 980,943	0.16%	0.16%	1.45%	4%
12/31/2021	$1,193,786	0.16%	0.16%	1.24%	9%
12/31/2020	$1,143,162	0.17%	0.17%	1.67%	4%
12/31/2019	$1,163,391	0.17%	0.17%	1.85%	4%
12/31/2018	$1,043,651	0.16%	0.16%	1.79%	4%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Empower Funds presently consists of forty-five funds. Interests in the Empower S&P 500® Index Fund (the Fund) are included herein.
The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500® Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but were redesignated into Investor Class shares on April 22, 2022. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Effective September 8, 2022, pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Annual Report - December 31, 2022

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2022

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2022 and 2021 were as follows:
	2022	2021
Ordinary income	$45,015,672	$39,786,194
Long-term capital gain	49,544,250	282,429,834
	$94,559,922	$322,216,028
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$1,569,217
Undistributed long-term capital gains	24,652,616
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	1,164,166,364
Tax composition of capital	$1,190,388,197
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2022 were as follows:

Annual Report - December 31, 2022

Federal tax cost of investments	$2,411,435,661
Gross unrealized appreciation on investments	1,481,213,834
Gross unrealized depreciation on investments	(317,047,470)
Net unrealized appreciation on investments	$1,164,166,364
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 382 long futures contracts and an average of 0 short futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2022 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$17,112 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2022

The effect of derivative investments for the year ended December 31, 2022 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(6,098,218)	Net change in unrealized depreciation on futures contracts	$(1,335,968)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.21% of the Fund’s average daily net assets up to $1 billion dollars, 0.16% of the Fund’s average daily net assets over $1 billion dollars, 0.11% of the Fund’s average daily net assets over $2 billion dollars, and 0.09% of the average daily net assets over $3 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.23% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2024	Expires December 31, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$1,708	$1,186	$0
The Adviser and Empower Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and Empower of America. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.0075% of the net assets.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Class L shares of the Fund were redesignated into Investor Class shares on April 22, 2022.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund. Prior to April 22, 2022, the Fund had entered into a plan of distribution which provided for compensation for distribution of Class L shares and for the provision of services to Class L shareholders. The distribution plan provided for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. Class L shares of the Fund ceased operations on April 22, 2022.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $1,258,500 for the fiscal year ended December 31, 2022.

Annual Report - December 31, 2022

4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $372,985,651 and $159,708,329, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2022, the Fund had securities on loan valued at $2,418,793 and received collateral as reported on the Statement of Assets and Liabilities of $2,501,027 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2022, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Empower S&P 500® Index Fund (the “Fund”), one of the funds of Empower Funds, Inc., as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2023
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2022, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Empower Funds is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Empower Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 79	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Director, Gold, Inc; Member, Colorado State Fair Board Authority; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	45	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners LLC; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	45	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Director, Colorado State Housing Board; and former Director, Grand Junction Housing Authority; Counseling and Education Center	45	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 68	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	45	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 79	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	45	N/A
Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower of NY; President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 66	Chief Compliance Officer	Since 2016	Head of Compliance, Empower Investments, Empower; Chief Compliance Officer, ECM and EAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 48	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Empower; Vice President and Counsel, ECM; Secretary, Empower of America; Corporate Secretary, Empower of NY; formerly, Vice President & Counsel, Empower Funds; Vice President, Counsel & Secretary, EAG & EFSI	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 47	Treasurer	Since 2016 (Assistant Treasurer) Since 2021 (as Treasurer)	Vice President, Fund Administration, Empower; Treasurer, ECM; Vice President & Treasurer, Empower Trust Company, LLC (“ETC”); formerly, Assistant Treasurer Empower Funds & ETC	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 55	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Administration, Empower; Assistant Treasurer, ECM; Assistant Vice President and Assistant Treasurer, ETC	N/A	N/A
Abhijit Dande 8515 East Orchard Road, Greenwood Village, CO 80111 42	Derivatives Risk Manager	Since 2022	Assistant Vice President, Financial Risk Management, Empower; Derivatives Risk Manager, ECM	N/A	N/A
* A Director who is not an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) is referred to as an “Independent Director.”
** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2024. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the sole member of Resolute Capital Asset Partners LLC, which is the general partner for Resolute Capital Asset Partners Fund I LP. Goldman Sachs & Co. LLC, the clearing agent and custodian for Resolute Capital Asset Partners Fund I LP, is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Empower Core Strategies: Inflation-Protected

Securities, Empower Inflation-Protected Securities and Empower Mid Cap Value Funds; and a Sub-Adviser of the Empower Core Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (1) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Empower International Value Fund, (2) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Virtus Fixed Income Advisers, LLC, a Sub-Adviser of the Empower Multi-Sector Bond Fund, and (3) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Empower Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** An “Interested Director” refers to a Director who is an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) by virtue of their affiliation with ECM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Empower Funds and its Directors is available in the Empower Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Empower Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://www.greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. Empower Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $996,300 for fiscal year 2021 and $1,031,500 for fiscal year 2022.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $40,000 for fiscal year 2021 and $42,000 for fiscal year 2022. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2021 and $0 for fiscal year 2022.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2021 equaled $2,255,405 and for fiscal year 2022 equaled $1,022,840.
(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2023